Share-based Compensation (Details) - Schedule of stock option awards was estimated using a Black-Scholes option pricing model	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of stock option awards was estimated using a Black-Scholes option pricing model [Abstract]
Expected term	5 years 11 months 19 days	5 years 10 months 24 days
Expected volatility	40.90%	51.40%
Risk-free interest rate	0.50%	1.90%
Dividend yield